Net fee and commissions expense	12 Months Ended
Dec. 31, 2024
Net fee and commissions expense
Net fee and commissions expense

Note 3. Net fee and commissions expense

Skr mn	2024	2023	2022
Fee and commissions earned were related to:
Lending	6	2	3
Total	6	2	3

Commissions incurred were related to:
Custodian- and bank fees	-12	-13	-10
Brokerage	-1	-1	-2
Other commissions incurred	-39	-39	-22
Total	-52	-53	-34
Net fee and commissions expense[1]	-46	-51	-31
1	Skr -45 million (2023: Skr -50 million) includes financial assets and liabilities not measured at fair value through profit or loss.